Accounts Receivable, Net - Schedule of Movements of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Allowance for Credit Losses
Balance at the beginning of the year	¥ 90,626	$ 12,959	¥ 147,495	¥ 130,148
Provisions/(Reversals)	18,851	2,696	(29,129)	40,328
Write-offs	(2,286)	(327)	(27,740)	(22,981)
Balance at the end of the year	¥ 107,191	$ 15,328	¥ 90,626	¥ 147,495